Contract Assets and All Other Assets	3 Months Ended
Mar. 31, 2016
Other Assets [Abstract]
Contract Assets

NOTE 8. CONTRACT ASSETS

(In millions)	March 31, 2016	December 31, 2015

GE
Contract assets	$21,654	$21,156

Contract assets reflect revenues earned in excess of billings on our long-term contracts to construct technically complex equipment (such as gas power systems and aircraft engines), long-term product maintenance or extended warranty arrangements and other deferred contract related costs. Long-term product maintenance amounts are presented net of related billings in excess of revenues of $2,675 million and $2,602 million at March 31, 2016 and December 31, 2015, respectively.